Horizon Active Dividend Fund
PORTFOLIO OF INVESTMENTS
August 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.0%
	Aerospace/Defense - 2.0%
7,425	Lockheed Martin Corp.	$2,671,515

	Banks - 2.1%
6,624	Goldman Sachs Group, Inc.	2,739,090

	Beverages - 4.3%
53,925	Coca-Cola Co.	3,036,517
16,822	PepsiCo, Inc.	2,630,792
		5,667,309
	Biotechnology - 2.0%
11,815	Amgen, Inc.	2,664,637

	Chemicals - 3.5%
9,875	Air Products & Chemicals, Inc.	2,661,411
6,309	Linde PLC	1,984,749
		4,646,160
	Computers - 1.9%
7,506	Accenture PLC, Class A	2,526,219

	Cosmetics/Personal Care - 4.7%
31,114	Procter & Gamble Co.	4,430,323
32,946	Unilever PLC ADR	1,834,433
		6,264,756
	Diversified Financial Services - 4.6%
9,849	American Express Co.	1,634,540
1,857	BlackRock, Inc.	1,751,689
12,303	T. Rowe Price Group, Inc.	2,754,273
		6,140,502
	Electric - 2.1%
60,811	NRG Energy, Inc.	2,777,238

	Electronics - 1.5%
8,652	Honeywell International, Inc.	2,006,485

	Finance and Insurance - 3.9%
14,887	Blackstone, Inc. (b)	1,871,743
17,878	Royal Bank of Canada	1,837,143
23,443	The Toronto-Dominion Bank	1,522,389
		5,231,275
	Hand/Machine Tools - 2.0%
11,893	Snap-on, Inc. (b)	2,675,330

	Healthcare Products - 3.7%
21,970	Abbott Laboratories	2,776,349
16,381	Medtronic PLC	2,186,536
		4,962,885
	Healthcare Services - 3.7%
11,751	UnitedHealth Group, Inc.	4,891,589

	Home Furnishings - 2.0%
11,985	Whirlpool Corp. (b)	2,655,037

	Insurance - 2.0%
19,396	Allstate Corp.	2,623,891

	Manufacturing - 5.2%
57,906	Taiwan Semiconductor Manufacturing Co Ltd. ADR	6,891,393

	Media - 2.6%
55,573	Comcast Corp., Class A	3,372,170

	Mining - 5.7%
33,161	BHP Billiton Ltd. ADR (b)	2,193,268
46,333	Newmont Goldcorp Corp.	2,686,851
43,003	Southern Copper Corp. (b)	2,691,558
		7,571,677
	Mining, Quarrying, and Oil and Gas Extraction - 2.0%
46,300	Agnico Eagle Mines Ltd.	2,663,176

	Miscellaneous Manufacturing - 1.1%
7,506	3M Co.	1,461,719

	Oil & Gas - 2.0%
39,433	EOG Resources, Inc.	2,662,516

	Pharmaceuticals - 9.2%
11,706	Eli Lilly & Co.	3,023,543
34,237	Johnson & Johnson	5,927,452
70,819	Pfizer, Inc.	3,262,631
		12,213,626
	Real Estate Investment Trusts - 2.1%
66,785	MGM Growth Properties LLC, Class A	2,768,906

	Retail - 6.3%
7,651	Lowe's Cos., Inc.	1,559,962
6,285	Target Corp.	1,552,269
35,164	Walmart, Inc.	5,207,789
		8,320,020
	Semiconductors - 5.2%
5,535	Broadcom, Inc.	2,752,057
13,853	QUALCOMM, Inc.	2,032,097
11,320	Texas Instruments, Inc.	2,161,101
		6,945,255
	Shipbuilding - 2.0%
12,990	Huntington Ingalls Industries, Inc.	2,652,168

	Software - 2.4%
35,709	Oracle Corp.	3,182,743

	Telecommunications - 2.2%
49,934	Cisco Systems, Inc. (b)	2,947,105

	Transportation - 3.0%
8,238	Union Pacific Corp.	1,786,328
10,908	United Parcel Service, Inc., Class B	2,133,932
		3,920,260
	TOTAL COMMON STOCKS (Cost - $122,637,275)	128,716,652

	PREFERRED STOCKS - 0.4%
	Manufacturing - 0.3%
2,600	Energizer Holdings, Inc.	225,446
9,473	Pitney Bowes, Inc.	242,509
		467,955
	Real Estate Investment Trusts - 0.1%
21,147	CBL & Associates Properties, Inc. (a)	21,676

	TOTAL PREFERRED STOCKS (Cost - $565,544)	489,631

	CONVERTIBLE PREFERRED STOCKS - 0.2%
	Manufacturing - 0.2%
5,150	International Flavors & Fragrances, Inc.	260,281
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $223,535)	260,281

	SHORT TERM INVESTMENTS - 1.8%
	Money Market Funds - 1.8%
2,350,260	First American Treasury Obligations Fund, Class X, 0.01% (c)	2,350,260
	TOTAL SHORT TERM INVESTMENTS (Cost - $2,350,260)	2,350,260

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.9%
7,868,930	Mount Vernon Liquid Assets Portfolio, LLC, 0.09% (c)	7,868,930
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $7,868,930)	7,868,930

	TOTAL INVESTMENTS - 105.3% (Cost - $133,645,544)	139,685,753
	Liabilities in Excess of Other Assets - (5.3)%	(7,031,885)
	NET ASSETS - 100.0%	$132,653,868

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a) Non-income producing security.
(b) All or a portion of this security is out on loan as of August 31, 2021.
(c) Interest rate reflects seven-day yield on August 31, 2021.